GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

NOTE 2 — GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

As shown in the accompanying financial statements, as of September 30, 2025, the Company had cash on hand of $179,932 and working capital deficit (current assets in excess of current liabilities) of $1,934,173.

During the nine months ended September 30, 2025, the net loss was $435,505 and net cash used in operating activities was $213,929.

The Company has incurred significant losses since its inception and has not demonstrated an ability to generate revenues from the sales of its products or services to achieve profitable operations. There can be no assurance that profitable operations will ever be achieved, or if achieved, could be sustained on a continuing basis. In making this assessment we performed a comprehensive analysis of our current circumstances including: our financial position, our cash flows and cash usage forecasts, and our current capital structure including equity-based instruments and our obligations and debts.

The Company expects to continue to incur significant losses from operations and have negative cash flows from operating activities for the foreseeable future. These losses could be significant as the Company has not yet generated revenues, but has continuing operating expenses including, but not limited to, clinical development costs, compensation costs, professional fees, licensing costs and regulatory fees.

The Company’s primary source of operating funds has been from cash proceeds from the sale of common stock and preferred stock, and the sale of convertible debt instruments. The Company has experienced net losses from operations since inception. The Company had stockholders’ deficit of $1,934,173 at September 30, 2025, and requires additional equity, debt or partnership financing to fund future operations.

Management’s current business plan is primarily to: (i) pursue additional capital raising opportunities, (ii) continue to explore and execute prospective partnering opportunities; (iii) identify unique market opportunities that represent potential positive short-term cash flow; and (iv) advance its lead therapeutic candidates in Phase 1 clinical trials.

The Company’s existence is dependent upon management’s ability to develop its therapeutic operations, and to obtain additional sources of funding. There can be no assurance that the Company’s financing efforts will result in the development of its therapeutic operations, or the resolution of the Company’s lack of shareholder liquidity.

If the Company does not obtain additional capital, the Company will be required to reduce the scope of its therapeutic development activities or cease operations. The Company continues to explore obtaining additional capital financing, and the Company is closely monitoring its cash balances, cash needs, and expense levels.

These factors create substantial doubt about the Company’s ability to continue as a going concern within the twelve-month period subsequent to the date that these financial statements are issued. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

NOTE 2 — GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

As shown in the accompanying financial statements, as of December 31, 2024, the Company had cash on hand of $93,861 and working capital deficit (current assets in excess of current liabilities) of $1,498,668. During the year ended December 31, 2024, the net loss was $1,220,368 and net cash used in operating activities was $693,180.

The Company has incurred significant losses since its inception and has not demonstrated an ability to generate revenues from the sales of its products or services to achieve profitable operations. There can be no assurance that profitable operations will ever be achieved, or if achieved, could be sustained on a continuing basis. In making this assessment we performed a comprehensive analysis of our current circumstances including: our financial position, our cash flows and cash usage forecasts, and our current capital structure including equity-based instruments and our obligations and debts.

The Company expects to continue to incur significant losses from operations and have negative cash flows from operating activities for the foreseeable future. These losses could be significant as the Company has not yet generated revenues, but has continuing operating expenses including, but not limited to, clinical development costs, compensation costs, professional fees, licensing costs and regulatory fees.

The Company’s primary source of operating funds has been from cash proceeds from the sale of common stock and preferred stock, and the sale of convertible debt instruments. The Company has experienced net losses from operations since inception. The Company had stockholders’ deficit of $1,498,668 at December 31, 2024, and requires additional equity, debt or partnership financing to fund future operations.

Management’s current business plan is primarily to: (i) pursue additional capital raising opportunities, (ii) continue to explore and execute prospective partnering opportunities; (iii) identify unique market opportunities that represent potential positive short-term cash flow; and (iv) advance its lead therapeutic candidates in Phase 1 clinical trials.

The Company’s existence is dependent upon management’s ability to develop its therapeutic operations, and to obtain additional sources of funding. There can be no assurance that the Company’s financing efforts will result in the development of its therapeutic operations, or the resolution of the Company’s lack of shareholder liquidity.

If the Company does not obtain additional capital, the Company will be required to reduce the scope of its therapeutic development activities or cease operations. The Company continues to explore obtaining additional capital financing, and the Company is closely monitoring its cash balances, cash needs, and expense levels.

These factors create substantial doubt about the Company’s ability to continue as a going concern within the twelve-month period subsequent to the date that these financial statements are issued. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.